Fair Value Disclosures Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company’s fair value hierarchy for those assets measured at fair value on a recurring basis by product category as of December 31, 2013 are as follows (in thousands):

	Level 1	Level 2	Level 3	Total(1)
Assets:
Available-for-sale securities:
Mutual funds	$8,528	$—	$—	$8,528
Total available-for-sale	8,528	—	—	8,528
Trading securities:
Mutual funds	7,708	—	—	7,708
Total trading securities	7,708	—	—	7,708
Total	$16,236	$—	$—	$16,236

Liabilities:
Other liabilities:
Equity securities	$238	$—	$—	$238
State and municipal government obligations	51	—	—	51
Certificates of deposit	20	—	—	20
Contingent consideration	—	—	2,180	2,180
Total	$309	$—	$2,180	$2,489
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes during the period from September 25, 2013 to December 31, 2013 in Level 3 liabilities measured at fair value on a recurring basis, and the realized and unrealized losses related to the Level 3 liabilities in the consolidated statement of financial condition as of December 31, 2013 (in thousands):

	Fair value as of September 25, 2013	Net realized and unrealized losses	Other comprehensive income (loss)	Purchases	Issuances	Sales	Settlements	Transfers in	Transfers out	Fair value as of December 31, 2013(1)
Contingent consideration	$1,876	$9	$—	$305	$—	$—	$10	$—	$—	$2,180
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The following table presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments as of December 31, 2013 (in thousands):

	Fair value	Valuation technique	Unobservable inputs
Liabilities:
Contingent consideration(1)	$2,180	Discounted cash flow	● Probability weighted projections of advisor retention during the measurement period
			● 2% discount rate
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.